Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Cash Flows from Operating Activities
Net Income		$ 1,292	$ 133
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(13)	(75)
Depreciation of premises and equipment		244	203
Depreciation of other assets		9	19
Amortization of intangible assets		279	162
Provision for credit losses (Note 3)		627	217
Deferred taxes		112	(92)
Changes in operating assets and liabilities:
Trading securities		(17,075)	(6,446)
Derivative asset		14,927	17,687
Derivative liability		(13,948)	(15,995)
Current income taxes		327	(680)
Accrued interest receivable and payable		412	935
Other items and accruals, net		(449)	7,245
Deposits		21,914	17,486
Loans		3,673	(215)
Securities sold but not yet purchased		598	7,268
Securities lent or sold under repurchase agreements		4,659	(1,071)
Securities borrowed or purchased under resale agreements		(2,136)	(6,405)
Securitization and structured entities' liabilities		2,857	(552)
Net Cash Provided by Operating Activities		18,309	19,824
Cash Flows from Financing Activities
Net (decrease) in liabilities of subsidiaries		(4,335)
Proceeds from issuance of covered bonds			1,636
Redemption/buyback of covered bonds		(2,327)	(2,168)
Proceeds from issuance of preferred shares, net of issuance costs (Note 5)			648
Net proceeds from issuance of common shares (Note 5)		21	3,298
Net proceeds from the sale (purchase) of treasury shares		(1)	11
Cash dividends and distributions paid		(745)	(671)
Repayment of lease liabilities		(92)	(71)
Net Cash Provided by (Used in) Financing Activities		(7,479)	2,683
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		(203)	546
Purchases of securities, other than trading		(24,301)	(15,427)
Maturities of securities, other than trading		7,089	4,679
Proceeds from sales of securities, other than trading		5,189	4,529
Premises and equipment – net (purchases)		(232)	(174)
Purchased and developed software – net (purchases)		(160)	(193)
Acquisition of Radicle Group Inc.			(42)
Net Cash (Used in) Investing Activities		(12,618)	(6,082)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(1,487)	(549)
Net increase (decrease) in Cash and Cash Equivalents		(3,275)	15,876
Cash and Cash Equivalents at Beginning of Period		77,934	87,466
Cash and Cash Equivalents at End of Period		74,659	103,342
Net cash provided by operating activities includes:
Interest paid in the period	[1]	10,673	6,145
Income taxes paid in the period		419	1,326
Interest received in the period		15,325	10,755
Dividends received in the period		$ 549	$ 451

[1]	Includes dividends paid on securities sold but not yet purchased.